LEASES - Narratives (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Sublease Income	¥ 61	¥ 1,199	¥ 3,064
Impairment loss	¥ 513